Operating expenses - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Disclosure Of Operating Expenses
Increase in purchases, sub-contracting and other expenses	€ 2,600
Increase in depreciation expense	1,700	€ 300
Increase (decrease) in employee benefit expense	€ 300
Percentage change in employee benefit expense	4.60%
Share-based payments	€ 2,073	1,723
Severance expenses	200
Key management personnel compensation	€ 3,415	€ 3,097
End-of-period employees (Headcount) | employee	98	103
Percentage of decrease in wages and salaries, percentage	3.00%
Decrease in wages and salaries	€ 200
Percentage of decrease in employee benefit expense	22.00%
Decrease in employee benefit expense	€ 900
Expense from share-based payment transactions with employees	2,777	€ 2,161
NBTXR3
Disclosure Of Operating Expenses
Adjustments for decrease (increase) in inventories	700
Social Charges
Disclosure Of Operating Expenses
Share-based payments	700	700
Research and Development
Disclosure Of Operating Expenses
Increase in depreciation expense	400
Decrease in payroll cost		200
SG&A
Disclosure Of Operating Expenses
Key management personnel compensation	€ 100
R&D
Disclosure Of Operating Expenses
Share-based payments		€ 500
R&D
Disclosure Of Operating Expenses
End-of-period employees (Headcount) | employee	69	72
SG&A
Disclosure Of Operating Expenses
Increase (decrease) in employee benefit expense	€ 800
Percentage change in employee benefit expense	11.40%
End-of-period employees (Headcount) | employee	29	31